Allowance for Doubtful Accounts (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Provision for Liabilities
Beginning balance	$ 13	$ 14	$ 13
Additions/ (releases) charged to costs and expenses	4	3	16
Deductions / Other movements	(6)	(4)	(15)
Foreign exchange differences	1
Ending balance	$ 12	$ 13	$ 14